Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 52,803	$ 33,575
Less: accumulated amortization	(7,538)	(4,933)
Total intangible assets, net	45,265	28,642
Water Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	28,556	14,956
Less: accumulated amortization	(3,516)	(2,193)
Surface Use Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	24,247	18,619
Less: accumulated amortization	$ (4,022)	$ (2,739)